T. ROWE PRICE U.S. LARGE-CAP CORE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.5%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 2.0%
Verizon Communications	644,849	38,362
		38,362
Interactive Media & Services 6.1%
Alphabet, Class C (1)	51,941	76,333
Facebook, Class A (1)	157,298	41,196
		117,529
Total Communication Services		155,891
CONSUMER DISCRETIONARY 9.3%
Hotels, Restaurants & Leisure 2.5%
McDonald's	124,025	27,222
Yum! Brands	223,259	20,384
		47,606
Internet & Direct Marketing Retail 5.3%
Amazon. com (1)	32,077	101,002
		101,002
Multiline Retail 0.8%
Dollar Tree (1)	178,674	16,320
		16,320
Specialty Retail 0.7%
TJX	226,323	12,595
		12,595
Total Consumer Discretionary		177,523
CONSUMER STAPLES 8.5%
Beverages 4.1%
Coca-Cola	651,351	32,157
PepsiCo	336,568	46,648
		78,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

Food & Staples Retailing 1.2%
Costco Wholesale	62,296	22,115
		22,115
Food Products 1.7%
Mondelez International, Class A	572,673	32,900
		32,900
Household Products 1.5%
Colgate-Palmolive	370,224	28,563
		28,563
Total Consumer Staples		162,383
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
EOG Resources	251,727	9,047
Total Energy		9,047
FINANCIALS 11.0%
Banks 3.7%
Bank of America	1,253,167	30,189
PNC Financial Services Group	239,550	26,329
Wells Fargo	623,100	14,649
		71,167
Capital Markets 3.4%
Charles Schwab	404,282	14,647
Intercontinental Exchange	267,543	26,768
Morgan Stanley	495,211	23,943
		65,358
Insurance 3.9%
Chubb	164,997	19,160
Marsh & McLennan	256,331	29,401
Willis Towers Watson	120,737	25,212
		73,773
Total Financials		210,298

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

HEALTH CARE 15.5%

Biotechnology 2.5%
AbbVie	342,294	29,982
Vertex Pharmaceuticals (1)	66,891	18,202
		48,184
Health Care Equipment & Supplies 5.7%
Becton Dickinson & Company	113,943	26,512
Boston Scientific (1)	637,617	24,363
Danaher	143,500	30,900
Medtronic	267,169	27,764
		109,539
Health Care Providers & Services 3.0%
Cigna	135,584	22,969
HCA Healthcare	105,634	13,171
UnitedHealth Group	66,338	20,682
		56,822
Pharmaceuticals 4.3%
Eli Lilly	210,162	31,108
Johnson & Johnson	347,485	51,734
		82,842
Total Health Care		297,387
INDUSTRIALS & BUSINESS SERVICES 9.8%

Air Freight & Logistics 1.1%
United Parcel Service, Class B	120,960	20,156
		20,156
Commercial Services & Supplies 1.3%
Waste Connections	244,860	25,416
		25,416
Industrial Conglomerates 2.2%
General Electric	1,859,737	11,586
Honeywell International	180,696	29,744
		41,330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 3.8%
Deere	98,599	21,852
PACCAR	233,485	19,912
Parker-Hannifin	71,893	14,547
Stanley Black & Decker	104,252	16,910
		73,221
Road & Rail 1.4%
Union Pacific	138,370	27,241
		27,241
Total Industrials & Business Services		187,364
INFORMATION TECHNOLOGY 25.1%

Electronic Equipment, Instruments & Components 1.7%
Amphenol, Class A	180,029	19,492
TE Connectivity	139,659	13,650
		33,142
IT Services 6.9%
Accenture, Class A	85,426	19,305
Fidelity National Information Services	171,464	25,241
Fiserv (1)	347,228	35,782
VeriSign (1)	106,750	21,868
Visa, Class A	144,341	28,864
		131,060
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials	272,056	16,174
Micron Technology (1)	303,052	14,231
NVIDIA	29,953	16,211
QUALCOMM	296,652	34,910
Texas Instruments	128,676	18,374
		99,900
Software 7.7%
Microsoft	553,209	116,356
NortonLifeLock	125,005	2,605
salesforce. com (1)	111,642	28,058
		147,019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 3.6%
Apple	588,408	68,144
		68,144
Total Information Technology		479,265
MATERIALS 3.1%
Chemicals 3.1%
Air Products & Chemicals	66,415	19,783
Linde	106,572	25,378
PPG Industries	112,068	13,681
Total Materials		58,842
REAL ESTATE 1.4%
Equity Real Estate Investment Trusts 1.4%
American Tower, REIT	113,155	27,353
Total Real Estate		27,353
UTILITIES 4.2%
Electric Utilities 2.9%
Entergy	240,403	23,687
NextEra Energy	115,879	32,163
		55,850
Multi-Utilities 1.3%
Sempra Energy	210,423	24,906
		24,906
Total Utilities		80,756
Total Common Stocks (Cost $1,546,910)		1,846,109

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
MONEY MARKET FUNDS 3.6%
T. Rowe Price Government Reserve Fund, 0.09% (2)(3)	68,703,125	68,703
Total Short-Term Investments (Cost $68,703)		68,703
Total Investments in Securities 100.1%
(Cost $1,615,613)		$1,914,812
Other Assets Less Liabilities (0.1)%		(1,831)
Net Assets 100.0%		$1,912,981

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Seven-day yield
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$114	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$20,802	¤	¤ $	68,703	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $114 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $68,703.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.